TRANSAMERICA FUNDS

Transamerica Capital Growth

Transamerica Large Growth

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

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Transamerica Capital Growth

Effective as of November 1, 2023, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statements of Information concerning the fund.

The fund will reduce its management fee schedule and sub-advisory fee schedule as set forth below. Also as set forth below, the expense cap on certain share classes of the fund will be reduced, and the term of the expense cap on each share class of the fund will be extended.

Transamerica Asset Management, Inc. (“TAM”), the funds’ investment manager, will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $1.5 billion	0.6825%
Over $1.5 billion up to $3 billion	0.6415%
Over $3 billion up to $4 billion	0.59%
Over $4 billion up to $5 billion	0.575%
In excess of $5 billion	0.55%

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R6	R	I2
Management fees[1]	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None	0.50%	None
Other expenses[2]	0.28%	0.32%	0.17%	0.07%	0.23%	0.07%
Total annual fund operating expenses	1.21%	2.00%	0.85%	0.75%	1.41%	0.75%
Fee waiver and/or expense reimbursement[3]	0.10%	0.12%	0.03%	0.01%	0.00%	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.11%	1.88%	0.82%	0.74%	1.41%	0.74%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2023.
[2]	Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
[3]

Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2025 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 1.11% for Class A shares, 1.88% for Class C shares, 0.82% for Class I shares, 0.74% for Class R6 shares, 1.41% for Class R shares and 0.74% for Class I2 shares excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to March 1, 2025 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 657	$ 894	$ 1,160	$ 1,918
Class C	$ 291	$ 604	$ 1,055	$ 2,307
Class I	$ 84	$ 265	$ 465	$ 1,043
Class R6	$ 76	$ 238	$ 415	$ 928
Class R	$ 144	$ 446	$ 771	$ 1,691
Class I2	$ 76	$ 238	$ 415	$ 928

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 657	$ 894	$ 1,160	$ 1,918
Class C	$ 191	$ 604	$ 1,055	$ 2,307
Class I	$ 84	$ 265	$ 465	$ 1,043
Class R6	$ 76	$ 238	$ 415	$ 928
Class R	$ 144	$ 446	$ 771	$ 1,691
Class I2	$ 76	$ 238	$ 415	$ 928

The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectuses:

Transamerica Capital Growth: Effective November 1, 2023, the management fee is 0.6825% of the first $1.5 billion; 0.6415% over $1.5 billion up to $3 billion; 0.59% over $3 billion up to $4 billion; 0.575% over $4 billion up to $5 billion; and 0.55% in excess of $5 billion in average daily net assets. Prior to November 1, 2023, the management fee was 0.7075% of the first $1.5 billion; 0.6415% over $1.5 billion up to $3 billion; 0.63% over $3 billion up to $5 billion; 0.57% over $5 billion up to $7 billion; and 0.55% in excess of $7 billion in average daily net assets.

The following information will replace the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statements of Additional Information (as applicable) under the heading “Investment Management and Other Services – The Investment Manager” with respect to the fund:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Capital Growth	0.6825% of the first $1.5 billion 0.6415% over $1.5 billion up to $3 billion 0.59% over $3 billion up to $4 billion 0.575% over $4 billion up to $5 billion 0.55% in excess of $5 billion

The following information will replace the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statements of Additional Information (as applicable) under the heading “Investment Management and Other Services – Sub-Advisers” with respect to the fund:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Capital Growth*	Morgan Stanley Investment Management Inc.	0.25% of the first $1.5 billion 0.23% over $1.5 billion up to $3 billion 0.20% in excess of $3 billion

*

The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Capital Growth; the portion of the assets of Transamerica Large Growth that are sub-advised by Morgan Stanley Investment Management Inc.; Transamerica Morgan Stanley Capital Growth VP, a series of Transamerica Series Trust; Morgan Stanley Growth Retirement Option, a separately managed account of Transamerica Life Insurance Company that is advised by Morgan Stanley Investment Management Inc.; and Transamerica Large Cap Growth CIT, a series of Great Grey Trust (formerly, Wilmington Trust) Collective Investment Trust that is sub-advised by Morgan Stanley Investment Management Inc.

The following information will replace the corresponding information in the Statements of Additional Information in the table following the heading “Expense Limitation”:

Fund	Expense Cap						Expiration Date of Expense Cap
	Class A	Class C	Class I	Class R6	Class R	Class I2
Transamerica Capital Growth	1.11%	1.88%	0.82%	0.74%	1.41%	0.74%	March 1, 2025

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Transamerica Large Growth

Effective as of November 1, 2023, the following information will replace the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statements of Additional Information (as applicable) under the heading “Investment Management and Other Services – Sub-Advisers” with respect to Transamerica Large Growth:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Large Growth*	Morgan Stanley Investment Management Inc.	0.25% of the first $1.5 billion 0.22% over $1.5 billion up to $3 billion 0.20% in excess of $3 billion

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The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of the portion of the assets of Transamerica Large Growth that are sub-advised by Morgan Stanley Investment Management Inc.; Transamerica Capital Growth; Transamerica Morgan Stanley Capital Growth VP, a series of Transamerica Series Trust; Morgan Stanley Growth Retirement Option, a separately managed account of Transamerica Life Insurance Company that is advised by Morgan Stanley Investment Management Inc.; and Transamerica Large Cap Growth CIT, a series of Great Grey Trust (formerly, Wilmington Trust) Collective Investment Trust that is sub-advised by Morgan Stanley Investment Management Inc.

Investors Should Retain this Supplement for Future Reference

September 29, 2023